Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of changes in net income attributable to noncontrolling interest
	2020	2019
Net income attributable to noncontrolling interest in Ittella Italy	$1,192	$351
Net income attributable to noncontrolling interest in Ittella International	283	731
Increase in noncontrolling interest due to foreign currency translation	84	7

Change in net comprehensive income attributable to noncontrolling interest	$1,559	$1,089

Schedule of warrant activity
Warrant Shares
Issued and outstanding as of October 15, 2020	20,655,000
Exercised	(5,787,739)
Cancelled and forfeited	-
Issued and outstanding as of December 31, 2020	14,867,261